Joint Arrangements	12 Months Ended
Dec. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
Joint Arrangements
Joint Arrangements
Joint Operations
BP-Husky Refining LLC
The Company holds a 50 percent ownership interest in BP-Husky Refining LLC, which owns and operates the BP-Husky Toledo Refinery in Ohio. On March 31, 2008, the Company completed a transaction with BP whereby BP contributed the BP-Husky Toledo Refinery plus inventories and other related net assets and the Company contributed US$250 million in cash and a contribution payable of US$2.6 billion.
The Company amended the terms of payment of the Company’s contribution payable with BP-Husky Refining LLC in the first quarter of 2015. In accordance with the amendment, US$1 billion of the net contribution payable was paid on February 2, 2015. Subsequent to the payment, BP-Husky Refining LLC distributed US$1 billion to each of the joint arrangement partners, which resulted in the creation of a deferred tax asset and deferred tax recovery of $203 million. As a result of the prepayment, the accretion rate was reduced from 6 percent to 2.5 percent for the future term of the agreement and the remaining maturity date was extended to December 31, 2017. The remaining net contribution payable amount of approximately US$110 million (CDN $142 million) was repaid in 2017.
Sunrise Oil Sands Partnership
The Company holds a 50 percent interest in the Sunrise Oil Sands Partnership, which is engaged in operating an oil sands project in Northern Alberta.
Joint Venture
Husky-CNOOC Madura Ltd.
The Company currently holds 40 percent joint control in Husky-CNOOC Madura Ltd., which is engaged in the exploration for and production of oil and gas resources in Indonesia. Results of the joint venture are included in the consolidated statements of income in Exploration and Production in the Upstream segment.
Summarized below is the financial information for Husky-CNOOC Madura Ltd. accounted for using the equity method:

Results of Operations
($ millions, except share of equity investment)	2018	2017
Revenues	441	97
Expenses	(273)	(80)
Net earnings	168	17
Share of equity investment (percent)	40%	40%
Proportionate share of equity investment	51	12

Balance Sheets
($ millions, except share of equity investment)	December 31, 2018	December 31, 2017
Current assets(1)	373	152
Non-current assets	2,072	1,993
Current liabilities	(123)	(106)
Non-current liabilities(2)	(1,917)	(1,813)
Net assets	405	226
Share of net assets (percent)	40%	40%
Carrying amount in balance sheet	650	553

(1)	Includes cash and cash equivalents of $203 million (2017 – $26 million).

(2)
Includes deferred revenue of $2 million (2017 - nil) related to take-or-pay commitments, with respect to natural gas production volumes from the BD Project, not taken by the purchaser. As per the terms of the agreement, the purchaser has until the end of the agreement to take these volumes.

The Company’s share of equity investment and carrying amount of share of net assets does not equal the 40 percent joint control of the expenses and net assets of Husky-CNOOC Madura Ltd. due to differences in the accounting policies of the joint venture and the Company and non-current liabilities of the joint venture which are not included in the Company’s carrying amount of net assets due to equity accounting.
Husky Midstream Limited Partnership
On July 15, 2016, the Company completed the sale of its ownership interest in select midstream assets in the Lloydminster region of Alberta and Saskatchewan. The assets are held by a newly-formed limited partnership, HMLP, of which Husky owns 35 percent, Power Assets Holdings Ltd. (“PAH”) owns 48.75 percent and CK Infrastructure Holdings Ltd. (“CKI”) owns 16.25 percent. Results of the joint venture are included in the consolidated statements of income in Infrastructure and Marketing in the Upstream segment.
Summarized below is the financial information for HMLP accounted for using the equity method:

Results of Operations
($ millions, except share of equity investment)	2018	2017
Revenues	296	294
Expenses	(177)	(107)
Net earnings	119	187
Share of equity investment (percent)	35%	35%
Proportionate share of equity investment	18	49

Balance Sheet
($ millions, except share of net assets)	December 31, 2018	December 31, 2017
Current assets(1)	115	152
Non-current assets	2,849	2,617
Current liabilities	(153)	(75)
Non-current liabilities	(825)	(690)
Net assets	1,986	2,004
Share of net assets (percent)	35%	35%
Carrying amount in balance sheet	669	685

(1)	Current assets include cash and cash equivalents of $16 million (2017 – $28 million).
The Company’s share of equity investment and carrying amount of share of net assets does not equal the 35 percent joint control of the net income and net assets of HMLP due to the potential fluctuation in the partnership profit structure.